Finance Receivables - Schedule of information regarding TDR finance receivables (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	$ 284	$ 260
TDR net finance receivables	286	260
Allowance for TDR finance receivable losses	80	55
TDR gross finance receivables, held for sale	89	94
TDR net finance receivables, held for sale	90	94
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	151	46
TDR net finance receivables	152	46
Allowance for TDR finance receivable losses	69	17
TDR gross finance receivables, held for sale	0	2
TDR net finance receivables, held for sale	0	2
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	0	14
TDR net finance receivables	0	13
Allowance for TDR finance receivable losses	0	4
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	133	200
TDR net finance receivables	134	201
Allowance for TDR finance receivable losses	11	34
TDR gross finance receivables, held for sale	89	92
TDR net finance receivables, held for sale	$ 90	$ 92